FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUES
Summary of assets measured at fair value on a recurring basis

December 31, 2015
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Securities available-for-sale
U.S. government-sponsored entities	$10,215	$—	$10,215	$—
Residential agency mortgage-backed	39,727	—	39,727	—

December 31, 2014
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Securities available-for-sale
U.S. government-sponsored entities	$10,993	$—	$10,993	$—
Residential agency mortgage-backed	43,221	—	43,221	—

Schedule of the Company's assets that were measured at fair value on a non-recurring basis

December 31, 2015
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Other real estate owned:
One-to-four family	144	—	—	144
Multi-family and commercial	163	—	—	163

	December 31, 2014
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
One-to-four family	$201	$—	$—	$201
Multi-family and commercial	346	—	—	346
Other real estate owned:
One-to-four family	412	—	—	412
Multi-family and commercial	1,299	—	—	1,299

Schedule of quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis

	December 31, 2015
		Valuation		Range
	Fair Value	Technique(s)	Unobservable Input(s)	(Weighted Average)

Other real estate owned — One-to-four family	$144	Sales comparison approach	Adjustment for differences between the comparable sales	0 – 15.8% (5.6%)
Other real estate owned — multi-family and commercial	$163	Sales comparison approach	Adjustment for differences between the comparable sales	0 - 24.7% (11.7%)

	December 31, 2014
		Valuation		Range
	Fair Value	Technique(s)	Unobservable Input(s)	(Weighted Average)
Impaired loans — One-to-four family	$201	Sales comparison approach	Adjustment for differences between the comparable sales	0.0-7.0% (-4.8%)
Impaired loans — Multi-family and commercial	$346	Sales comparison approach	Adjustment for differences between the comparable sales	0.0-56.7% (18.2%)
Other real estate owned — One-to-four family	$412	Sales comparison approach	Adjustment for differences between the comparable sales	0.0-5.3% (-6.5%)
Other real estate owned — multi-family and commercial	$90	Sales comparison approach	Adjustment for differences between the comparable sales	5.7-55.4% (34.2%)
	1,209	Income approach	Adjustment for differences in net operating income expectations	13.1% (13.1%)
			Capitalization rate	8.3% (8.3%)

Schedule of carrying amount and estimated fair value of financial instruments not previously presented

	December 31, 2015
	Carrying	Fair Value Measurements Using:
	Amount	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$29,922	$29,922	$—	$—	$29,922
Securities held-to-maturity	326	—	332	—	332
Loans, net (less impaired loans)	114,423	—	—	112,663	112,663
FHLB of Chicago stock	1,291	N/A	N/A	N/A	N/A
Accrued interest receivable	434	—	27	407	434

Financial liabilities:
Non-interest-bearing deposits	$23,132	$23,132	$—	$—	$23,132
Interest-bearing deposits	142,517	—	142,560	—	142,560
FHLB advances	5,000	—	5,023	—	5,023
Advances from borrowers for taxes	2,135	—	2,135	—	2,135
Accrued interest payable	11	—	11	—	11

	December 31, 2014
	Carrying	Fair Value Measurements Using:
	Amount	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$32,898	$32,898	$—	$—	$32,898
Securities held-to-maturity	331	—	341	—	341
Loans, net (less impaired loans)	113,583	—	—	113,316	113,316
FHLB of Chicago stock	1,768	N/A	N/A	N/A	1,768
Accrued interest receivable	438	—	20	418	438

Financial liabilities:
Non-interest-bearing deposits	$20,905	$20,905	$—	$—	$20,905
Interest-bearing deposits	145,344	—	145,444	—	145,444
FHLB advances	12,000	—	12,163	—	12,163
Advances from borrowers for taxes and insurance	2,068	—	2,068	—	2,068
Accrued interest payable	28	—	28	—	28